Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	ALLIANCEBERNSTEIN HOLDING L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09818
Entity Tax Identification Number	13-3434400
Entity Address, Address Line One	501 Commerce Street,
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	622-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Units rep. assignments of beneficial ownership of limited partnership interests in AB Holding
Trading Symbol	AB
Security Exchange Name	NYSE
Entity Central Index Key	0000825313
Amendment Flag	false